Trade receivables, tax receivables and other current assets- Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade receivables, tax receivables and other current assets
CIR and other research tax credits	€ 4,915	€ 5,333	€ 5,994
Other	25	19	13
Tax receivables	4,941	5,352	6,007
Prepaid expenses	2,442	4,656	8,601
Short-term deposit accounts	0	70	1,048
Current accrued income	1,574	1,047	117
Liquidity agreement - Cash	349	422	282
VAT receivables	5,055	5,066	3,057
Other receivables	56	435	162
Other current assets	9,476	11,696	13,267
Other current assets and receivables	€ 14,417	€ 17,048	€ 19,274